Inverse Dow 2x Strategy Fund Average Annual Total Returns - Class H [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Dow Jones Industrial Average®(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.92%	11.58%	13.11%
Class H
Prospectus [Line Items]
Average Annual Return, Percent		(21.58%)	(18.30%)	(25.21%)
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(23.07%)	(18.91%)	(25.50%)
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(12.78%)	(12.59%)	(11.98%)

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The Dow Jones Industrial Average® (The Dow®) is a price-weighted index of 30 U.S. blue-chip companies that covers all industries except transportation and utilities.